UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22137
                                                     ---------

                        Oppenheimer Master Loan Fund LLC
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

                                                                PRINCIPAL
                                                                  AMOUNT          VALUE
                                                               -----------      -----------
CORPORATE LOANS--96.9%
CONSUMER DISCRETIONARY--32.0%
AUTO COMPONENTS--4.2%
Allison Transmission, Inc., Sr. Sec. Credit Facilities
Term Loan, 5.23%-5.47%, 8/7/14 (1)                             $ 2,977,499      $ 2,664,862
Dana Corp., Sr. Sec. Credit Facilities Term Loan, 6.75%,
1/31/15 (1)                                                      6,965,000        6,384,586
Delphi Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Debtor in Possession, Tranche C, 8.50%, 12/31/08 (1)       4,696,680        4,410,967
Delphi Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Delayed Draw, Debtor in Possession, Tranche C,
5.25%-8.50%, 12/31/08 (1)                                          478,321          449,222
Federal Mogul Corp., Sr. Sec. Credit Facilities Term
Loan:
Tranche B, 1.938%, 12/29/14 (1)                                  2,317,567        1,946,757
Tranche C, 1.938%, 12/28/15 (1)                                  1,182,432          993,243
Mark IV Industries, Inc./Dayco Products LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, 7.14%-8.26%,
6/21/11 (1)                                                      3,793,575        2,835,698
Tenneco, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B-1, 3.956%, 3/16/14 (1)                                 4,280,644        4,173,628
                                                                                -----------
                                                                                 23,858,963
                                                                                ===========
AUTOMOBILES--1.1%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B1, 6.48%, 8/3/13 (1,2)                                  4,974,938        2,761,090
DaimlerChrysler Financial Services Americas LLC, Sr.
Sec. Credit Facilities 1st Lien Term Loan, 6.78%,
8/3/12 (1)                                                       1,284,119        1,063,572
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.48%, 12/16/13 (1)                                   2,969,786        2,403,671
                                                                                -----------
                                                                                  6,228,333
                                                                                ===========
HOTELS, RESTAURANTS & LEISURE--4.2%
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche 2L, 5.74%, 12/31/14 (1,2)                     2,528,348        1,795,127
Harrah's Operating Co., Inc., Sr. Sec. Credit Facilities
Term Loan:
Tranche B2, 5.801%-5.92%, 1/28/15 (1)                            1,995,000        1,826,534
Tranche B3, 5.801%-5.92%, 1/28/15 (1)                            1,995,000        1,825,425
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities
Term Loan, Delayed Draw:
Tranche A, 4.551%, 11/25/13 (1)                                    352,628          314,721
Tranche B, 4.551%, 11/25/13 (1)                                    467,809          417,519
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities
Term Loan, 4.551%, 11/25/13 (1)                                  1,169,522        1,043,798
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, Tranche B, 4.56%, 5/23/14 (1)                1,515,562        1,384,109
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 4.55%, 5/8/14 (1)                              464,570          424,275
Quiznos Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.925%-5%, 5/5/13 (1)                                      3,969,620        3,485,327
Quiznos Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 8.551%, 11/5/13 (1)                                        1,000,000          837,500

                      1 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

                                                               PRINCIPAL
                                                                 AMOUNT           VALUE
                                                              -----------      -----------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Sagittarius Restaurant, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 9.344%-9.50%, 3/2/13 (1)                     $ 1,447,842      $ 1,140,175
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term
Loan:
Tranche B Add-On, 5.06%, 5/25/13 (1)                              444,408          432,812
Tranche B, 5.06%, 5/25/13 (1)                                   1,911,086        1,861,218
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 5.06%, 5/25/11 (1)                          2,728,200        2,657,011
Wimar OpCo LLC/Tropicana Entertainment Co., Sr. Sec
Credit Facilities 1st Lien Term Loan, 8.25%, 1/3/12             5,000,000        4,838,280
                                                                               -----------
                                                                                24,283,831
                                                                               ===========
HOUSEHOLD DURABLES--0.6%
Springs Window Fashions Division, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 5.563%, 12/30/12 (1)           4,583,274        3,254,125
MEDIA--19.2%
Advanstar Communications, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.051%, 5/15/14 (1,2)                           2,977,444        2,471,278
Alpha Media Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.051%, 8/14/14 (1,2)                           1,418,342        1,326,150
AMC Entertainment, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.232%, 1/26/13 (1)                            4,979,644        4,745,780
Cedar Fair LP, Sr. Sec. Credit Facilities Term Loan,
4.483%, 8/30/12 (1)                                             4,962,025        4,715,303
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities Term Loan, 4.98%, 7/4/14 (1)                         1,994,975        1,816,923
Cequel Communications LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 7.373%, 5/5/14 (1)                          1,000,000          888,750
Cequel Communications LLC, Sr. Sec. Credit Facilities
Term Loan, 4.685%-5.902%, 11/5/13 (1)                           4,974,874        4,675,138
Charter Communications Operation LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.90%, 3/5/14 (1)                4,975,000        4,379,696
Charter Communications Operation LLC, Sr. Sec. Credit
Facilities 3rd Lien Term Loan, 5.301%, 9/1/14 (1)               2,500,000        2,087,500
Charter Communications, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche T2 Add-On, 8.50%, 3/6/14 (1)                 2,992,500        2,985,019
Cinram International, Inc., Sr. Sec. Credit Facilities
Term Loan, 4.784%, 5/6/11 (1,2)                                 1,984,811        1,607,697
Citadel Broadcasting Corp., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 4.115%-4.435%, 6/12/14 (1)                7,500,000        6,515,625
CSC Holdings, Inc. (Cablevision), Sr. Sec. Credit
Facilities Term Loan, Tranche B, 4.225%, 3/29/13 (1)            7,442,893        7,087,823
Cumulus Media, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 1.75%, 6/11/14 (1)                               971,147          865,535
Discovery Communications, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 4.801%, 4/30/14 (1)            3,910,239        3,843,765
Emmis Communications Corp., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 4.483%-4.801%, 11/2/13 (1)                4,975,032        4,410,679

                      2 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                              ------------      ------------
MEDIA CONTINUED
Gray Television, Inc., Sr. Sec. Credit Facilities Term
Loan, 4.19%, 12/31/14 (1)                                     $  4,987,500      $  4,488,750
Mediacom Communications Corp./MCC Iowa LLC, Sr. Sec
Credit Facilities Term Loan, Tranche E, 5.95%-6.50%,
1/3/16 (1)                                                       1,200,000         1,195,750
Mediacom LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 4.20%-4.24%, 1/31/15 (1)                              4,962,217         4,559,036
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9.517%, 11/15/13 (1)                                       5,000,000         4,150,000
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit
Facilities Term Loan:
Tranche B Add-On, 6.051%, 4/8/12 (1)                               723,395           595,509
Tranche B, 6.051%, 4/8/12 (1)                                    4,238,590         3,489,266
Newport Television LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8%, 9/14/16 (1)                                 5,800,789         5,547,004
Nielsen Finance Co. (The), Sr. Sec. Credit Facilities
Term Loan, Tranche B, 4.734%, 8/9/13 (1)                         5,000,000         4,671,430
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.733%-5.149%, 2/1/13 (1)                             4,962,312         4,193,153
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.301%, 10/27/13 (1)                            4,560,582         4,331,285
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.056%, 3/5/14 (1)                                    2,978,637         1,861,648
Tribune Increment Co., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 3%, 6/4/14 (1)                                  4,987,437         3,682,389
Univision Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.733%-5.149%, 9/29/14 (1)        4,720,000         3,896,950
Young Broadcasting, Inc., Sr. Sec. Credit Facilities
Term Loan, 5%-5.25%, 11/3/12 (1)                                 4,961,754         4,515,196
Zuffa LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 4.563%, 6/18/15 (1)                                           4,474,925         3,837,248
                                                                                ------------
                                                                                 109,437,275
                                                                                ============
MULTILINE RETAIL--0.8%
General Growth Properties, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche A, 3.60%, 2/24/10 (1)              5,000,000         4,509,375
SPECIALTY RETAIL--1.3%
BCBG Max Azria Group, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 8.566%-8.621%, 8/10/11 (1)                 1,875,585         1,659,893
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit
Facilities Term Loan, 4.90%, 5/28/13 (1)                         2,000,000         1,669,376
CSK Auto, Inc., Sr. Sec. Credit Facilities Term Loan,
9.75%, 6/30/12 (1)                                               4,458,965         4,436,670
                                                                                ------------
                                                                                   7,765,939
                                                                                ============

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

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

                                                               PRINCIPAL
                                                                 AMOUNT          VALUE
                                                              -----------      -----------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.551%-4.657%, 9/5/13 (1)               $ 3,312,922      $ 3,212,501
CONSUMER STAPLES--2.6%
FOOD PRODUCTS--2.0%
American Seafoods Group LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B2, 4.551%, 9/30/12 (1,2)                    1,969,205        1,875,668
B&G Foods, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 4.65%, 2/26/13 (1)                                   2,180,448        2,098,681
Dole Food Co., Inc.,  Sr. Sec. Credit Facilities
Prefunded Letter of Credit Term Loan, 4.71%, 4/12/13 (1)          465,205          433,440
Dole Food Co., Inc.,  Sr. Sec. Credit Facilities Term
Loan:
Tranche B, 4.75%-6%, 4/12/13 (1)                                1,024,714          954,745
Tranche C, 4.75%-6%, 4/12/13 (1)                                3,415,709        3,182,482
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 2.75%, 4/2/14 (1)                         3,000,000        2,804,250
                                                                               -----------
                                                                                11,349,266
                                                                               ===========
PERSONAL PRODUCTS--0.6%
Levlad Natural Products Group LLC, Sr. Sec. Credit
Facilities Term Loan, 4.899%-5.149%, 3/8/14 (1)                 4,715,612        3,332,366
ENERGY--7.4%
ENERGY EQUIPMENT & SERVICES--2.3%
Antero Resources Corp., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 7.20%, 4/10/14 (1)                              5,220,000        4,750,200
Beryl Oil & Gas LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.776%, 7/14/11 (1)                                  2,408,100        2,341,878
Global Geophysical Services, Sr. Sec. Credit Facilities
Term Loan, 7.551%, 12/10/14 (1)                                 5,970,000        5,940,150
                                                                               -----------
                                                                                13,032,228
                                                                               ===========
OIL, GAS & CONSUMABLE FUELS--5.1%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term
Loan:
Tranche B1, 8.50%, 1/1/14 (1)                                   3,977,273        3,895,241
Tranche B2, 8.50%, 7/1/10 (1)                                   2,272,727        2,225,852
Bosque Power Co. LLC, Sr. Sec. Credit Facilities Term
Loan, 7.966%, 1/16/15 (1)                                       5,985,716        5,955,788
Coleto Creek Power LP, Sr. Sec. Credit Facilities Letter
of Credit, 5.446%, 6/28/13 (1)                                    442,804          406,641
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.551%, 6/28/13 (1)                            4,516,539        4,147,687
MEG Energy Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.80%, 4/3/13 (1)                                    1,982,246        1,902,338
Pine Praire, Sr. Sec. Credit Facilities Term Loan,
5.31%, 12/31/13 (1)                                             1,279,261        1,229,690
Western Refining Corp., Sr. Sec. Credit Facilities Term
Loan, 4.649%, 2/8/14 (1)                                       10,000,000        9,350,000
                                                                               -----------
                                                                                29,113,237
                                                                               ===========

                      4 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                               -----------      -----------
FINANCIALS--1.1%
CAPITAL MARKETS--0.8%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities
Term Loan, 5.393%-5.483%, 11/1/14 (1)                          $ 4,887,750      $ 4,579,822
INSURANCE--0.3%
Swett & Crawford Group, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.966%, 4/3/14 (1)                               2,025,438        1,630,478
HEALTH CARE--11.6%
HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.483%-4.899%, 4/30/13 (1)                       3,676,035        3,277,801
CCS Medical Equipment & Uniforms, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6.06%, 9/30/12 (1)                4,886,664        4,190,315
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.483%-5.801%, 10/31/14 (1)                     5,472,500        5,335,688
                                                                                -----------
                                                                                 12,803,804
                                                                                ===========
HEALTH CARE PROVIDERS & SERVICES--8.1%
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term
Loan:
Tranche MMM, 4%-7.869%, 8/22/11 (1)                              1,652,562        1,586,459
Tranche NAMM, 4%-7.869%, 7/27/11 (1)                               388,838          373,284
Tranche NAMM, 7.75%-7.869%, 8/22/11 (1)                            215,787          207,156
Tranche PHMC NAMM, 4%-7.869%, 8/22/11 (1)                           37,620           36,115
Tranche PHMC, 4%-7.869%, 8/22/11 (1)                             1,354,312        1,300,140
Capella Healthcare, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.75%, 2/14/15 (1,2)                             3,192,000        3,120,180
Community Health Systems, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 4.733%-4.899%, 7/2/14 (1)       5,530,854        5,221,070
Community Health Systems, Inc., Sr. Sec. Credit
Facilities Term Loan, Delayed Draw, 1%, 7/2/14 (1)                 282,866          267,023
DaVita, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.99%-4.22%, 10/5/12 (1)                              2,000,001        1,925,875
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 5.051%, 11/18/13 (1)                                          5,957,166        5,603,185
Health Management Associates, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 4.551%, 2/28/14 (1)             4,729,936        4,408,300
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan,
5.29%, 3/10/13 (1)                                               4,744,426        4,502,123
Manor Care, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.983%, 10/18/14 (1,2)                                4,939,289        4,605,887
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5%, 4/15/13 (1)                                       4,518,636        4,285,646
Tranche C, 5%, 4/12/13 (1)                                         306,502          290,698
Quintiles Transnational Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4.81%,
3/31/13 (1)                                                      5,954,315        5,768,242
Warner Chilcott plc, Sr. Sec. Credit Facilities Term
Loan:
Tranche B, 4.801%-4.884%, 1/4/12 (1)                             1,961,640        1,913,826

                      5 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

                                                               PRINCIPAL
                                                                 AMOUNT          VALUE
                                                              -----------      -----------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Tranche C, 4.801%, 1/4/12 (1)                                 $   763,841      $   745,222
                                                                               -----------
                                                                                46,160,431
                                                                               ===========
PHARMACEUTICALS--1.2%
Royalty Pharma, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.051%, 4/16/13 (1)                                  4,967,324        4,947,146
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.966%, 12/28/13 (1,2)                      1,127,503        1,088,040
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 4.966%, 12/28/13 (1,2)                   862,396          838,680
                                                                               -----------
                                                                                 6,873,866
                                                                               ===========
INDUSTRIALS--18.8%
AEROSPACE & DEFENSE--4.0%
AM General LLC, Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 5.475%, 9/29/12 (1)                             171,514          161,867
AM General LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.71%-5.803%, 9/30/13 (1)                            4,396,418        4,149,120
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.478%, 2/21/13 (1)              4,891,895        4,549,463
DynCorp International LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche C, 4.813%, 2/11/11 (1)                       3,025,054        2,911,614
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded
Letter of Credit Term Loan, 4.74%, 3/21/13 (1)                  2,537,811        2,410,921
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.90%, 3/21/13 (1)                                   1,407,113        1,336,758
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 8.25%, 12/30/12 (1,2)                       4,554,360        3,740,268
United Air Lines, Inc., Sr. Sec. Credit Facilities Term
Loan, 4.50%-4.938%, 2/3/14 (1)                                  2,979,086        2,239,281
US Airways Group, Inc., Sr. Sec. Credit Facilities Term
Loan, 4.983%, 3/21/14 (1)                                       1,970,000        1,310,050
                                                                               -----------
                                                                                22,809,342
                                                                               ===========
AIR FREIGHT & LOGISTICS--0.7%
Evergreen International Aviation, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 9%, 10/31/11 (1)                 4,384,701        3,968,154
BUILDING PRODUCTS--1.8%
Champion OpCo., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.981%, 5/11/13 (1,2)                                     2,837,500        2,128,125
Custom Building Products, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.946%-6.968%, 10/20/11 (1)                     1,057,911          925,673
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.231%, 2/6/11 (3)                          1,989,848        1,616,751
Goodman Global, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.50%-8.115%, 2/13/14 (1)                      4,000,000        3,957,500
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.48%, 2/14/12 (1)                              1,846,154        1,624,615
                                                                               -----------
                                                                                10,252,664
                                                                               ===========

                      6 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                              -----------      -----------
COMMERCIAL SERVICES & SUPPLIES--6.4%
Allied Security Holdings LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche D, 5.39%, 7/17/12 (1)                      $ 4,256,502      $ 4,064,959
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.784%, 7/2/14 (1)                             5,000,000        4,658,335
Bright Horizons LP, Sr. Sec. Credit Facilities Term
Loan,
Tranche B, 4%, 5/21/15 (1)                                      1,500,000        1,480,782
First Data Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B-2, 5.231%-5.552%, 9/24/14 (1)                         4,967,488        4,574,435
Metavante Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.623%, 11/1/14 (1)                                  2,992,500        2,872,800
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 9.625%, 6/22/13 (1,2)                       1,500,000        1,185,000
New Holdings I LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.149%-5.399%, 5/18/14 (1)                     4,000,000        3,627,503
Norwood Promotional Products, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche A, 10.48%, 8/16/09 (1)            3,845,554        3,768,642
Rental Service Corp., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 6.23%, 11/15/12 (1)                             2,000,000        1,706,251
West Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B3, 4.858%-5.295%, 10/24/13 (1)                         5,969,773        5,486,860
Workflow Management, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 8%, 10/17/10 (1,2)               3,421,829        2,942,773
                                                                               -----------
                                                                                36,368,340
                                                                               ===========
ELECTRICAL EQUIPMENT--0.8%
Freescale Semiconductor, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 4.209%, 11/29/13 (1)           4,967,280        4,507,807
INDUSTRIAL CONGLOMERATES--1.5%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.67%-4.72%, 4/6/13 (1)                        1,989,770        1,949,975
Baldor Electric Co., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.25%-4.688%, 1/31/14 (1)                      2,386,843        2,311,061
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities
Term Loan, Tranche B, 5.438%-5.688%, 3/31/11 (1,2)                932,181          871,589
Precision Partners, Inc., Sr. Sec. Credit Facilities
Term Loan, 10%, 10/1/13 (1)                                     3,710,579        3,534,327
                                                                               -----------
                                                                                 8,666,952
                                                                               ===========
MACHINERY--1.5%
BOC Edwards, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.644%, 5/31/14 (1)                                  4,948,772        4,181,712
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.40%, 7/2/14 (1)                           4,350,367        3,931,645
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 4.99%, 7/2/14 (1)                        623,047          563,078
                                                                               -----------
                                                                                 8,676,435
                                                                               ===========
ROAD & RAIL--2.1%
RailAmerica, Inc., Sr. Sec. Credit Facilities Term Loan,
4.93%, 8/14/08 (1)                                              4,000,000        3,950,000

                      7 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                              -----------      -----------
ROAD & RAIL CONTINUED
RailAmerica, Inc., Sr. Sec. Credit Facilities Term Loan,
4%, 8/14/09 (1)                                               $ 4,100,000      $ 4,048,750
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit
Facilities Term Loan, 6.483%-6.569%, 10/12/14 (1)               4,940,024        4,075,521
                                                                               -----------
                                                                                12,074,271
                                                                               ===========

INFORMATION TECHNOLOGY--4.9%
INTERNET SOFTWARE & SERVICES--0.8%
Dealer Computer Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.801%, 10/26/12 (1)             4,786,187        4,567,818
IT SERVICES--0.8%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.74%-6.06%, 12/20/12 (1)                            1,499,991        1,319,992
Caritor, Inc., Sr. Sec. Credit Facilities Term Loan,
4.74%, 5/17/13 (1)                                              4,468,659        3,373,838
                                                                               -----------
                                                                                 4,693,830
                                                                               ===========

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
Flextronics International Ltd., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 4.948%, 10/1/12 (1)            1,994,987        1,896,070
Flextronics International Ltd., Sr. Sec. Credit
Facilities Term Loan, Delayed Draw, Tranche A1, 4.963%,
10/1/14 (1)                                                     1,001,501          917,208
Flextronics International Ltd., Sr. Sec. Credit
Facilities Term Loan, 2.25%-4.963%, 10/1/14 (1)                 3,478,754        3,306,267
                                                                               -----------
                                                                                 6,119,545
                                                                               ===========

SOFTWARE--2.2%
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.946%, 5/9/14 (1)                                        2,956,071        2,728,823
Nuance Communications, Inc., Sr. Sec. Credit Facilities
Incremental Term Loan, Tranche B2, 4.99%, 3/31/13 (1)             497,487          474,686
Nuance Communications, Inc., Sr. Sec. Credit Facilities
Term Loan:
Tranche B, 4.89%, 3/31/13 (1)                                   3,055,115        2,915,089
Tranche B1, 4.99%, 3/31/13 (1)                                  3,876,893        3,699,203
Verint Systems, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.873%, 5/9/14 (1)                             3,000,000        2,696,250
                                                                               -----------
                                                                                12,514,051
                                                                               ===========

MATERIALS--8.7%
CHEMICALS--4.6%
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit
Facilities Term Loan:
Tranche C-1, 4.938%, 5/5/13 (1)                                 3,608,282        3,256,475
Tranche C-2, 5.063%, 5/5/13 (1)                                   869,241          784,490
Tranche C-4, 5%, 5/5/13 (1)                                     1,984,848        1,791,326
Huntsman International LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 4.233%, 8/16/12 (1)                       5,000,000        4,650,000
Ineos Group Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 4.885%, 12/16/13 (1)                                 1,000,000          906,250

                      8 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                              -----------      -----------
CHEMICALS CONTINUED
Tranche C, 5.385%, 12/14/14 (1)                               $ 1,000,000      $   906,250
ISP Chemco, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B Add-On, 4%-4.25%, 6/4/14 (1)                          1,984,963        1,880,752
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan,
8.50%, 1/23/15 (1)                                              4,993,750        4,872,027
Univar USA OPCO, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.801%, 10/10/14 (1)                                 4,875,500        4,548,437
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.36%, 2/10/09 (3)                                        5,000,001        2,525,000
                                                                               -----------
                                                                                26,121,007
                                                                               ===========

CONTAINERS & PACKAGING--1.0%
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.875%-5.063%, 10/18/11 (1)                    4,962,311        4,776,225
Tegrant Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.43%, 3/7/14 (1)                                         1,989,950        1,349,849
                                                                               -----------
                                                                                 6,126,074
                                                                               ===========
METALS & MINING--0.9%
Aleris International, Inc., Sr. Sec. Credit Facilities
Term Loan, 4.563%, 12/19/13 (1)                                 3,671,000        3,187,651
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.50%, 1/28/10 (1)                                   1,989,717        1,910,129
                                                                               -----------
                                                                                 5,097,780
                                                                               ===========

PAPER & FOREST PRODUCTS--2.2%
Abitibi-Consolidated Co. of Canada/Abitibi-Consolidated,
Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
11.50%, 3/31/09 (1)                                             4,336,235        4,357,916
Boise Paper Holdings LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 7.50%, 2/28/15 (1)                        1,995,000        2,002,659
Georgia-Pacific Corp., Sr. Sec. Credit Facilities Term
Loan, Tranche B1, 4.399%-4.551%, 12/20/12 (1)                     984,745          931,354
NewPage Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.563%, 11/5/14 (1)                                  5,174,000        5,150,396
                                                                               -----------
                                                                                12,442,325
                                                                               ===========

TELECOMMUNICATION SERVICES--4.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
Alltel Communications, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B-1, 5.232%, 5/15/15 (1)                     9,987,437        9,866,759
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 5.051%, 5/31/14 (1)                      4,962,406        3,920,301
Time Warner Telecom, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.49%, 1/7/13 (1)                              3,824,982        3,672,939
                                                                               -----------
                                                                                17,459,999
                                                                               ===========

WIRELESS TELECOMMUNICATION SERVICES--1.4%
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.75%-5.125%, 11/4/13 (1)                      3,421,288        3,276,955

                      9 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                              ------------      ------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Telesat Canada, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.49%-5.90%, 10/23/14 (1)                          $  4,583,267      $  4,423,925
Telesat Canada, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B, 1.50%-5.92%, 10/23/14 (1)                 393,320           379,646
                                                                                ------------
                                                                                   8,080,526
                                                                                ============

UTILITIES--5.3%
ELECTRIC UTILITIES--5.3%
Ashmore Energy International, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 5.801%, 3/30/14 (1)                        4,373,572         3,990,885
Ashmore Energy, Inc., Sr. Sec. Credit Facilities
Revolving Credit Loan, 5.801%, 3/30/14 (1)                         479,759           437,780
Calpine Construction Finance Co. LP, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 8.801%, 8/26/09 (1)               5,000,000         5,025,000
Kelson Energy, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.06%, 3/8/13 (1)                                     2,000,000         1,942,084
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 6.301%, 8/16/13 (1)                          2,000,000         1,795,000
Liberty Electric Power LLC, Sr. Sec. Credit Facilities
Term Loan, 5.801%, 10/30/14 (1)                                  4,647,692         4,438,546
MACH Gen LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.638%, 2/22/14 (1)                                        2,262,617         2,195,869
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.14%, 2/15/15 (1)                                        1,000,000           977,083
MACH Gen LLC, Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 4.696%, 2/22/14 (1)                              237,383           230,381
Riverside Energy Center LLC/Rocky Mountain Energy Center
LLC, Sr. Sec. Credit Facilities Term Loan, 7.149%,
6/24/11 (1,2)                                                    2,838,661         2,852,855
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities
Letter of Credit Term Loan, 7.149%, 6/24/11 (1,2)                  240,537           241,740
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities
Term Loan, 7.149%, 6/24/11 (1,2)                                 1,537,373         1,545,060
Texas Competitive Electric Holdings Company LLC, Sr
Sec. Credit Facilities Term Loan:
Tranche B2, 5.948%-6.478%, 10/10/14 (1)                          2,982,506         2,766,895
Tranche B3, 6.234%-6.478%, 10/10/14 (1)                          1,990,000         1,844,780
                                                                                ------------
                                                                                  30,283,958
                                                                                ------------
Total Corporate Loans (Cost $573,708,691)                                        552,256,718

                                                                 SHARES
                                                              ------------
INVESTMENT COMPANY--6.1%
Oppenheimer Institutional Money Market Fund, CI. E,
2.69% (4,5) (Cost $34,769,931)                                  34,769,931        34,769,931

                      10 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

                                                                      VALUE
                                                                  -------------
Total Investments, at Value (Cost $608,478,622)        103.0%     $ 587,026,649
Liabilities in Excess of Other Assets                   (3.0)       (17,326,942)
                                                       -----      -------------
Net Assets                                             100.0%     $ 569,699,707
                                                       =====      =============

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $36,997,207, which represents 6.49% of the Fund's net assets. See accompanying Notes.

3.    Issue is in default. See accompanying Notes.

4.    Rate shown is the 7-day yield as of June 30, 2008.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES           GROSS          GROSS        SHARES
                                                              OCTOBER 31,2007    ADDITIONS      REDUCTIONS   JUNE 30,2008
Oppenheimer Institutional Money Market Fund, CI.E
                                                                     --         653,362,418    618,592,487   34,769,931

                                                                   VALUE         DIVIDEND
                                                                                  INCOME
Oppenheimer Institutional Money Market Fund, CI.E             $    34,769,931   $  3,144,902

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets in Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or directly through participation agreements on certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized Loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in Loans with fixed interest rates.

                      11 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

As of June 30, 2008, securities with an aggregate market value of $552,256,718, representing 96.94% of the Fund's net assets were comprised of Loans, of which $36,997,207 representing 6.49% of the Fund's net assets, were illiquid.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the borrower or issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2008, securities with an aggregate market value of $4,141,751, representing 0.73 % of the Fund's net assets, were in default.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                      12 | Oppenheimer Master Loan Fund, LLC



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund LLC

By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    PrincipalExecutive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008